Share Issuances (Details Narrative) - shares	9 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 20, 2020	Jul. 31, 2019
CEO Of A Subsidiary [Member]
Common stock issued	250,000
Triton Funds, LP [Member]
Common stock issued	166,667
President Of A Subsidiary Of The Company [Member]
Common stock issued	50,000
Independent Director [Member]
Common stock issued	50,000
Senior Vice President [Member]
Common stock issued	125,000
Senior Vice President [Member] | Business Development [Member]
Common stock issued	125,000	125,000
President Of A Subsidiary [Member]
Common stock issued	200,000		200,000
Head of Research and Development Of A Subsidiary [Member]
Common stock issued			50,000
Chief Technology Officer [Member]
Common stock issued			500,000
Business Development Officer [Member]
Common stock issued	25,000		500,000
Chief Development Officer One [Member]
Common stock issued	300,000		200,000
Chief Development Officer [Member]
Common stock issued			500,000